Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments Financial Assets And Liabilities Balance Sheet Groupings [Abstract]
Summary of fair value of the financial instruments that are measured at fair value on a recurring basis
Assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2021				As of December 31, 2022
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III

Assets
Short-term investments (i) (Note 2(j))	2,833,763	—	2,833,763	—	1,262,129	—	1,262,129	—
Debt investments (ii) (Note 12)	1,338,822	—	—	1,338,822	1,626,131	—	—	1,626,131
Equity investments with readily determinable fair values (iii) (Note 12)	—	—	—	—	112,641	112,641	—	—

	4,172,585	—	2,833,763	1,338,822	3,000,901	112,641	1,262,129	1,626,131

Liabilities
Derivative liabilities – forward exchange contract (Note 14)	48,605	—	48,605	—	—	—	—	—